DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
DERIVATIVE LIABILITIES	DERIVATIVE LIABILITIES

	Notes	December 31, 2020	December 31, 2019
Embedded derivative - Rosebel power purchase agreement[1]	22(a), (b)	$23.3	$—
Derivatives	22(a), (b)	12.0	2.3
		$35.3	$2.3
Current portion of derivative liabilities		$9.4	$—
Non-current portion of derivative liabilities		25.9	2.3
		$35.3	$2.3
1.Rosebel has a power purchase agreement with the Government of Suriname. This agreement specifies both the quantity of power Rosebel is expected to purchase as well as the price per kilowatt hour.  An embedded derivative exists in the Rosebel power purchase agreement as increases in electricity prices are linked to the price of gold. This embedded derivative is accounted for separately from the host contract at fair value through profit or loss as the economic characteristics and risks of the host contract and the embedded derivative are not closely related. The Company recognized an embedded derivative liability of $23.3 million as at December 31, 2020 due primarily to the forward price of gold exceeding the minimum price threshold set in the agreement.